Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The Company is a smaller reporting company pursuant to Rule 405 of the Securities Act and, as such, is only required to include information for the past two fiscal years in the table below.

Pay versus performance table
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for non-PEO NEOs ($) (3)	Average Compensation Actually Paid to non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (5)	Net Income, in thousands ($) (6)
2022	358,800	523,780	382,711	444,912	59.10	(9,926)
2021	526,513	409,933	393,322	354,973	53.62	(19,322)

Named Executive Officers, Footnote	The names of each of the named executive officers (excluding the Chief Executive Officer) included for purposes of calculating the average amounts in each applicable year are Thomas A. Keuer and Christopher D. Ozeroff.
PEO Total Compensation Amount	$ 358,800	$ 526,513
PEO Actually Paid Compensation Amount	$ 523,780	409,933
Adjustment To PEO Compensation, Footnote

(2) The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The valuation assumptions used in the calculation of such amounts are set forth in Note 8— “Share-based Compensation” in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 as filed with the SEC on February 24, 2023.

Compensation Actually Paid to PEO	Fiscal Year Ended 2022	Fiscal Year Ended 2021

Summary Compensation Table Total	$358,800	$526,513
Less, value of "Option Awards" reported in Summary Compensation Table	—	(162,956)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	151,275
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	37,325	(222,983)
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	127,655	118,084
Less, prior year-end fair value for any equity awards forfeited in the year	—	—

Compensation Actually Paid to PEO	$523,780	$409,933

Non-PEO NEO Average Total Compensation Amount	$ 382,711	393,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 444,912	354,973
Adjustment to Non-PEO NEO Compensation Footnote

(3) The dollar amounts reported represent the average of the amounts reported for our named executive officers as a group (excluding the Chief Executive Officer) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the named executive officers (excluding the Chief Executive Officer) included for purposes of calculating the average amounts in each applicable year are Thomas A. Keuer and Christopher D. Ozeroff. The valuation assumptions used in the calculation of such amounts are set forth in Note 8— “Share-based Compensation” in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 as filed with the SEC on February 24, 2023.

(4) The dollar amounts reported represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding the Chief Executive Officer), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding the Chief Executive Officer) during the applicable year. In accordance with the SEC rules, these amounts reflect “Total” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	Fiscal Year Ended 2022	Fiscal Year Ended 2021
Average Summary Compensation Table Total	$382,711	$393,322
Less, average value of "Option Awards" and "Stock Awards" reported in Summary Compensation Table	(44,200)	(53,604)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	47,400	49,761
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	17,055	(73,350)
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	41,946	38,844
Less, average prior year-end fair value for any equity awards forfeited in the year	—	—

Average Compensation Actually Paid to Non-PEO NEOs	$444,912	$354,973

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Amount	$ 59.1	53.62
Net Income (Loss)	$ (9,926,000)	$ (19,322,000)
PEO Name	Dr. Michael R. Bristow	Dr. Michael R. Bristow
PEO | Less, Value Of Option Awards And Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (162,956)
PEO | Plus, Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		151,275
PEO | Plus (Less), Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,325	(222,983)
PEO | Plus (Less), Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,655	118,084
Non-PEO NEO | Less, Average Value of "Option Awards" and "Stock Awards" Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,200)	(53,604)
Non-PEO NEO | Plus, Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,400	49,761
Non-PEO NEO | Plus (Less), Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,055	(73,350)
Non-PEO NEO | Plus (Less), Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,946	$ 38,844